Property and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of detailed information about property, plant and equipment

	Building	Machinery and equipment	Lands	Vehicles	Furniture and fixtures	IT equipment	Library books	Leasehold improvements	Construction in progress	Total
Cost
As of January 1, 2022	52,433	77,371	18,852	1,467	69,834	53,184	30,072	152,976	31,786	487,975
Additions	527	36,486	-	968	26,047	15,766	645	2,667	85,026	168,132
Business combinations	-	45	-	-	-	35	-	-	-	80
Write-off (i)	13	(8,159)	-	(933)	500	(6,992)	-	-	(78)	(15,649)
Transfer	38,884	(5,353)	-	(449)	(5,669)	6,600	6,645	(9,797)	(30,046)	815
As of December 31, 2022	91,857	100,390	18,852	1,053	90,712	68,593	37,362	145,846	86,688	641,353
Additions	96	20,071	-	776	17,914	21,135	985	49	57,409	118,435
Business combination	-	7,729	-	-	4,384	734	1,329	10,741	63	24,980
Write-off (i)	-	(9,411)	-	(475)	(1,443)	(7,979)	(7,788)	(286)	-	(27,382)
Transfer	1,279	1,202	-	-	(708)	327	-	108,098	(110,198)	-
As of December 31, 2023	93,232	119,981	18,852	1,354	110,859	82,810	31,888	264,448	33,962	757,386
Additions	1,003	29,195	-	130	21,582	25,945	1,293	2,001	55,775	136,924
Business combination	2	2,528	-	-	289	736	372	1,782	-	5,709
Write-off (i)	-	(2,071)	-	(42)	(7,050)	(1,154)	-	-	-	(10,317)
Transfer	5,129	(226)	-	-	(862)	480	-	41,182	(45,703)	-
As of December 31, 2024	99,366	149,407	18,852	1,442	124,818	108,817	33,553	309,413	44,034	889,702

Depreciation
As of January 1, 2022	(1,673)	(16,391)	-	(220)	(12,496)	(14,922)	(13,600)	(8,865)	-	(68,167)
Depreciation	(3,472)	(11,166)	-	(284)	(7,725)	(10,140)	(3,415)	(8,849)	-	(45,051)
Transfer	-	5,474	-	791	153	7,350	67	117	-	13,952
Write-off (i)	(606)	1,453	-	1	9,719	(4,125)	(5,940)	(502)	-	-
As of December 31, 2022	(5,751)	(20,630)	-	288	(10,349)	(21,837)	(22,888)	(18,099)	-	(99,266)
Depreciation	(4,242)	(14,900)	-	(325)	(12,556)	(13,286)	(3,327)	(26,271)	-	(74,907)
Write-off (i)	118	6,684	-	235	2,528	8,254	7,563	90	-	25,472
Transfer	196	3	-	-	-	(3)	-	(196)	-	-
As of December 31, 2023	(9,679)	(28,843)	-	198	(20,377)	(26,872)	(18,652)	(44,476)	-	(148,701)
Depreciation	(4,188)	(17,684)	-	(377)	(12,778)	(15,608)	(3,058)	(36,604)	-	(90,297)
Write-off (i)	-	1,491	-	42	4,593	1,150	-	502	-	7,778
Transfer	(95)	(74)	-	-	482	(165)	-	(148)	-	-
As of December 31, 2024	(13,962)	(45,110)	-	(137)	(28,080)	(41,495)	(21,710)	(80,726)	-	(231,220)

Net book value
As of December 31, 2024	85,404	104,297	18,852	1,305	96,738	67,322	11,843	228,687	44,034	658,482
As of December 31, 2023	83,553	91,138	18,852	1,552	90,482	55,938	13,236	219,972	33,962	608,685

(i)	Refers to items written-off as result of lack of expectation of future use, in connection with the Company’s physical inventory procedures.